SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 8 – SUPPLEMENTAL CASH FLOW INFORMATION

	Three Months	Three Months
	Ended	Ended
	December 31, 2011	December 31, 2010

Interest paid	$68,000	$33,942
Interest capitalized (non-cash)	105,430	51,109
Noncash investing and financing activities:
Capital expenditures included in accounts payable	355,121	—
Issuance of notes payable for oil and gas	—	357,085
Issuance of warrants to placement agent	—	143,948
Issuance of restricted shares	15,000	—

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Interest paid	$242,702	$—
Interest capitalized (non-cash)	225,529	—
Noncash investing and financing activities:
Capital expenditures included in accounts payable	84,365	—
Issuance of notes payable for oil and gas	357,085	285,668
Warrant liability settled on exercise	136,015	—
Recognition of liabilities for issuance of:
Series A warrants	1,188	—
Series B warrants	143,948	—
Series C warrants	274,516	—
Series D warrants	49,385	—
Recognition of conversion feature liability	26,771	—
Recognition of participation liability	737,886	—
Asset retirement obligations incurred	4,588	—
Issuance of restricted shares	15,000	—